JPMorgan High Yield Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 81.3%
Aerospace & Defense — 1.4%
Bombardier, Inc. (Canada)
7.50%, 12/1/2024 (a)	2,563	2,486
7.50%, 3/15/2025 (a)	6,037	5,800
7.13%, 6/15/2026 (a)	2,231	2,038
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	7,722	6,988
4.13%, 4/15/2029 (a)	8,074	7,226
Howmet Aerospace, Inc.
6.75%, 1/15/2028	7,619	8,114
5.95%, 2/1/2037	1,250	1,250
Spirit AeroSystems, Inc.
5.50%, 1/15/2025 (a)	5,785	5,713
7.50%, 4/15/2025 (a)	5,133	5,174
TransDigm, Inc. 6.25%, 3/15/2026 (a)	12,582	12,799
Triumph Group, Inc. 8.88%, 6/1/2024 (a)	607	629
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	4,050	1,985
9.00%, 11/15/2026 (a)	18,116	9,602
13.13%, 11/15/2027 (a)	4,215	1,538
		71,342
Airlines — 0.8%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	11,768	11,639
5.75%, 4/20/2029 (a)	14,250	13,770
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	11,004	11,170
United Airlines, Inc. 4.38%, 4/15/2026 (a)	5,906	5,700
		42,279
Auto Components — 2.9%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	7,039	6,548
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	8,740	8,360
5.88%, 6/1/2029 (a)	10,804	10,825
3.75%, 1/30/2031 (a)	865	741
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,838	2,732
6.50%, 4/1/2027	10,483	9,959
6.88%, 7/1/2028	7,013	6,712
5.00%, 10/1/2029	4,620	4,105
Clarios Global LP
6.75%, 5/15/2025 (a)	15,066	15,160
6.25%, 5/15/2026 (a)	380	381
8.50%, 5/15/2027 (a)	7,220	7,196
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	13,950	14,026
5.63%, 11/15/2026 (a)	30,427	15,213

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Auto Components — continued
Dana, Inc.
5.38%, 11/15/2027	10,565	10,030
5.63%, 6/15/2028	3,713	3,596
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	9,753	7,778
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	2,835	2,782
5.00%, 7/15/2029	3,556	3,256
5.25%, 4/30/2031	5,786	5,272
5.25%, 7/15/2031	1,833	1,668
Tenneco, Inc.
5.38%, 12/15/2024	524	501
5.00%, 7/15/2026	6,779	6,355
7.88%, 1/15/2029 (a)	5,509	5,518
5.13%, 4/15/2029 (a)	5,245	5,140
		153,854
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	10,526	8,839
Banks — 0.7%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (c) (d)	12,177	12,229
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (b) (c) (d)	6,252	6,366
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (b) (c) (d)	5,787	6,006
Citigroup, Inc.
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	2,725	2,675
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (b) (c) (d)	9,565	9,598
		36,874
Beverages — 0.1%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	10,103	7,896
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	6,166
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,155	2,883
		9,049
Building Products — 1.4%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	2,082	1,999
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	8,819	7,864
Griffon Corp. 5.75%, 3/1/2028	15,515	14,972
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	2,170	2,181
4.88%, 12/15/2027 (a)	13,626	12,417
Masonite International Corp. 5.38%, 2/1/2028 (a)	2,500	2,499
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	2,402	2,042
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,908	3,495
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	5,400	5,231
4.75%, 1/15/2028 (a)	17,725	16,813

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
3.38%, 1/15/2031 (a)	2,988	2,508
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,733	1,636
		73,657
Capital Markets — 0.0% ^
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,774	1,297
3.63%, 10/1/2031 (a)	1,899	1,282
		2,579
Chemicals — 2.3%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	12,798	12,190
3.38%, 2/15/2029 (a)	7,537	6,627
Chemours Co. (The)
5.75%, 11/15/2028 (a)	8,907	8,793
4.63%, 11/15/2029 (a)	2,925	2,643
CVR Partners LP 6.13%, 6/15/2028 (a)	4,512	4,315
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	6,573	5,883
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,500	1,387
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	2,052	2,022
5.25%, 6/1/2027 (a)	18,321	17,820
4.25%, 5/15/2029 (a)	6,502	5,772
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	895	864
4.50%, 10/15/2029	6,472	5,809
4.00%, 4/1/2031	6,241	5,208
4.38%, 2/1/2032	5,993	4,944
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	15,044	14,310
5.13%, 4/1/2029 (a)	4,814	4,020
Venator Finance SARL 9.50%, 7/1/2025 (a)	6,750	6,953
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	7,217	6,746
5.63%, 8/15/2029 (a)	2,528	2,073
		118,379
Commercial Services & Supplies — 3.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	12,345	10,586
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	8,042	7,157
4.88%, 7/15/2032 (a)	10,447	9,075
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	2,084	2,065
9.75%, 7/15/2027 (a)	2,690	2,528
4.63%, 6/01/2028 (a)	9,290	8,259
APi Escrow Corp. 4.75%, 10/15/2029 (a)	3,913	3,443
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	4,934	4,249

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	10,708	10,430
Brink's Co. (The) 4.63%, 10/15/2027 (a)	18,259	17,291
CoreCivic, Inc. 8.25%, 4/15/2026	9,468	9,745
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	8,175	7,356
9.50%, 11/1/2027 (a)	992	933
6.00%, 6/1/2029 (a)	7,625	6,296
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	2,750	2,671
4.00%, 8/1/2028 (a)	5,743	5,166
4.75%, 6/15/2029 (a)	5,060	4,610
4.38%, 8/15/2029 (a)	4,115	3,673
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	6,210
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,926	1,767
5.88%, 6/30/2029 (a)	12,141	9,500
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	4,408	4,364
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	11,613	11,485
3.38%, 8/31/2027 (a)	11,046	9,886
Stericycle, Inc. 3.88%, 1/15/2029 (a)	6,306	5,725
		164,470
Communications Equipment — 1.0%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	3,023	2,816
5.00%, 3/15/2027 (a)	4,705	3,923
CommScope, Inc.
6.00%, 3/1/2026 (a)	16,321	15,954
8.25%, 3/1/2027 (a)	8,490	7,469
7.13%, 7/1/2028 (a)	8,610	7,278
4.75%, 9/1/2029 (a)	9,964	8,821
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,002	6,092
		52,353
Construction & Engineering — 0.6%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,450	4,084
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	5,354
7.50%, 4/15/2032 (a)	4,780	4,051
MasTec, Inc. 4.50%, 8/15/2028 (a)	13,701	13,063
Pike Corp. 5.50%, 9/1/2028 (a)	7,866	6,653
		33,205
Consumer Finance — 2.4%
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	1,398	1,370
4.69%, 6/9/2025	3,125	3,082
5.13%, 6/16/2025	11,180	11,176

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.13%, 8/4/2025	2,864	2,791
3.38%, 11/13/2025	5,545	5,308
4.39%, 1/8/2026	11,051	10,695
4.54%, 8/1/2026	22,219	21,805
4.27%, 1/9/2027	12,369	11,872
4.13%, 8/17/2027	12,240	11,598
3.82%, 11/2/2027	11,052	10,202
4.00%, 11/13/2030	5,328	4,795
ILFC E-Capital Trust II 4.30%, 12/21/2065 (a) (e)	21,298	16,565
OneMain Finance Corp.
6.88%, 3/15/2025	1,080	1,098
7.13%, 3/15/2026	4,984	5,104
3.50%, 1/15/2027	3,064	2,741
6.63%, 1/15/2028	765	766
4.00%, 9/15/2030	1,492	1,267
VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	6,411	5,449
		127,684
Containers & Packaging — 1.9%
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	33,100	27,638
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,138	3,394
LABL, Inc.
6.75%, 7/15/2026 (a)	15,155	14,625
10.50%, 7/15/2027 (a)	617	594
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	13,202	13,040
7.25%, 4/15/2025 (a)	11,734	11,341
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	5,415	5,339
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	7,582	6,862
TriMas Corp. 4.13%, 4/15/2029 (a)	5,856	5,270
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (f)	4,908	4,877
8.50%, 8/15/2027 (a) (f)	4,212	4,147
		97,127
Diversified Financial Services — 0.2%
Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)	9,245	9,129
Diversified Telecommunication Services — 8.3%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	11,559	11,359
6.00%, 2/15/2028 (a)	3,590	2,999
Altice France SA (France)
8.13%, 2/1/2027 (a)	2,012	2,015
5.13%, 7/15/2029 (a)	12,722	11,105
5.50%, 10/15/2029 (a)	6,484	5,625
CCO Holdings LLC
5.13%, 5/1/2027 (a)	72,744	71,696
5.00%, 2/1/2028 (a)	23,976	23,229

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
5.38%, 6/1/2029 (a)	12,900	12,531
4.75%, 3/1/2030 (a)	31,509	29,067
4.50%, 8/15/2030 (a)	4,705	4,249
4.25%, 2/1/2031 (a)	24,313	21,449
4.75%, 2/1/2032 (a)	2,595	2,310
4.25%, 1/15/2034 (a)	8,455	7,004
Embarq Corp. 8.00%, 6/1/2036	11,178	9,417
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (g)	29,162	3
8.50%, 10/15/2024 ‡ (g)	40,649	4
9.75%, 7/15/2025 ‡ (g)	8,659	1
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	11,175	10,952
5.00%, 5/1/2028 (a)	16,125	15,000
6.75%, 5/1/2029 (a)	2,051	1,808
5.88%, 11/1/2029	1,655	1,396
6.00%, 1/15/2030 (a)	2,056	1,746
8.75%, 5/15/2030 (a)	779	821
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	51,074	47,627
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	6,439	5,932
4.25%, 7/1/2028 (a)	9,450	8,292
3.63%, 1/15/2029 (a)	4,971	4,200
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	15,020	13,894
4.00%, 2/15/2027 (a)	25,528	23,486
Series G, 6.88%, 1/15/2028	4,143	3,957
4.50%, 1/15/2029 (a)	3,450	2,835
5.38%, 6/15/2029 (a)	7,375	6,324
Sprint Capital Corp. 8.75%, 3/15/2032	36,928	47,970
Switch Ltd.
3.75%, 9/15/2028 (a)	1,318	1,318
4.13%, 6/15/2029 (a)	2,505	2,525
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	2,764	2,522
6.00%, 9/30/2034	2,580	2,280
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	14,132	12,785
		431,733
Electric Utilities — 0.7%
NRG Energy, Inc.
5.75%, 1/15/2028	4,179	4,190
3.38%, 2/15/2029 (a)	2,604	2,317
5.25%, 6/15/2029 (a)	5,205	5,076
3.88%, 2/15/2032 (a)	4,335	3,815
PG&E Corp.
5.00%, 7/1/2028	7,285	6,884
5.25%, 7/1/2030	1,621	1,495

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (g)	70,354	70
8.50%, 10/1/2022 ‡ (g)	83,215	125
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	9,752	9,686
5.63%, 2/15/2027 (a)	2,890	2,892
4.38%, 5/1/2029 (a)	924	862
		37,412
Electrical Equipment — 0.3%
Sensata Technologies BV 4.00%, 4/15/2029 (a)	16,019	15,258
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC 4.25%, 4/1/2028	5,750	5,492
II-VI, Inc. 5.00%, 12/15/2029 (a)	4,151	3,892
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	4,592	4,104
		13,488
Energy Equipment & Services — 0.7%
Archrock Partners LP 6.88%, 4/1/2027 (a)	1,687	1,673
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	2,795	2,707
Nabors Industries, Inc. 5.75%, 2/1/2025	7,265	6,998
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	8,000	7,998
6.88%, 1/15/2029 (a)	1,003	968
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (b) (c) (h)	9,878	466
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	6,838	6,666
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	11,126	10,570
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	900	873
		38,919
Entertainment — 1.2%
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (h)	5,825	4,463
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	4,715	4,857
5.25%, 7/15/2028 (a)	3,730	3,352
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	7,285	7,218
5.63%, 3/15/2026 (a)	8,741	8,654
6.50%, 5/15/2027 (a)	16,798	17,387
4.75%, 10/15/2027 (a)	6,440	6,150
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	7,975	7,328
3.88%, 7/15/2030 (a)	3,819	3,510
		62,919
Equity Real Estate Investment Trusts (REITs) — 2.0%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,196	4,081
5.25%, 7/15/2030 (a)	3,252	3,106

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
4.50%, 2/15/2031 (a)	6,836	6,133
RHP Hotel Properties LP
4.75%, 10/15/2027	20,516	19,704
4.50%, 2/15/2029 (a)	5,263	4,910
VICI Properties LP
4.25%, 12/1/2026 (a)	18,479	17,548
5.75%, 2/1/2027 (a)	26,570	26,484
3.75%, 2/15/2027 (a)	8,155	7,579
3.88%, 2/15/2029 (a)	6,488	5,824
4.63%, 12/1/2029 (a)	8,491	7,981
		103,350
Food & Staples Retailing — 1.4%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	4,465	4,337
5.88%, 2/15/2028 (a)	841	824
3.50%, 3/15/2029 (a)	13,324	11,596
New Albertsons LP
7.75%, 6/15/2026	2,278	2,378
6.63%, 6/1/2028	3,704	3,634
7.45%, 8/1/2029	3,725	3,841
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	9,061	8,912
4.25%, 8/1/2029 (a)	7,113	6,320
Rite Aid Corp.
7.50%, 7/1/2025 (a)	13,333	11,238
8.00%, 11/15/2026 (a)	17,060	14,135
US Foods, Inc.
4.75%, 2/15/2029 (a)	1,585	1,488
4.63%, 6/1/2030 (a)	3,595	3,300
		72,003
Food Products — 0.7%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	8,735	8,091
4.38%, 1/31/2032 (a)	1,296	1,195
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	3,799	3,872
5.63%, 1/15/2028 (a)	4,710	4,669
5.50%, 12/15/2029 (a)	13,083	12,457
4.63%, 4/15/2030 (a)	5,596	5,020
TreeHouse Foods, Inc. 4.00%, 9/1/2028	371	322
		35,626
Gas Utilities — 0.2%
AmeriGas Partners LP
5.88%, 8/20/2026	3,547	3,607

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
5.75%, 5/20/2027	2,208	2,169
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	2,992	2,794
		8,570
Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	12,886	12,545
3.88%, 11/1/2029 (a)	1,018	945
Hologic, Inc. 3.25%, 2/15/2029 (a)	9,457	8,511
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	12,721	11,481
5.25%, 10/1/2029 (a)	7,728	6,841
		40,323
Health Care Providers & Services — 6.1%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	2,120	1,929
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	7,749	7,662
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	4,800	3,756
Centene Corp.
4.25%, 12/15/2027	11,501	11,443
4.63%, 12/15/2029	35,328	34,817
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	3,225	3,231
5.63%, 3/15/2027 (a)	7,085	6,600
6.00%, 1/15/2029 (a)	4,850	4,395
6.13%, 4/1/2030 (a)	7,232	5,267
5.25%, 5/15/2030 (a)	9,477	8,164
4.75%, 2/15/2031 (a)	4,435	3,578
DaVita, Inc.
4.63%, 6/1/2030 (a)	9,610	8,349
3.75%, 2/15/2031 (a)	17,546	14,380
Encompass Health Corp.
4.50%, 2/1/2028	23,571	21,913
4.75%, 2/1/2030	3,225	2,951
4.63%, 4/1/2031	40	35
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	11,205	3,361
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	12,075	11,592
HCA, Inc.
5.88%, 2/15/2026	7,505	7,880
5.38%, 9/1/2026	18,151	18,900
5.63%, 9/1/2028	23,320	24,457
5.88%, 2/1/2029	6,115	6,467
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	2,073	1,933
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	7,454	6,736
6.63%, 4/1/2030 (a)	4,123	4,077
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	6,585	5,377
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	4,591	4,185

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	44,584	44,484
6.25%, 2/1/2027 (a)	16,720	16,721
5.13%, 11/1/2027 (a)	16,421	16,296
4.25%, 6/1/2029 (a)	5,813	5,461
		316,397
Health Care Technology — 0.4%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	11,953	11,918
5.00%, 5/15/2027 (a)	6,985	6,990
		18,908
Hotels, Restaurants & Leisure — 4.2%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	3,277	3,093
3.50%, 2/15/2029 (a)	1,843	1,690
4.00%, 10/15/2030 (a)	19,391	17,091
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,892	5,480
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	7,743	7,876
4.63%, 10/15/2029 (a)	4,187	3,572
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	1,220	1,225
Carnival Corp.
10.50%, 2/1/2026 (a)	2,818	3,034
5.75%, 3/1/2027 (a)	4,433	3,933
4.00%, 8/1/2028 (a)	6,020	5,458
6.00%, 5/1/2029 (a)	5,679	4,799
Cedar Fair LP
5.50%, 5/1/2025 (a)	4,415	4,482
5.38%, 4/15/2027	295	288
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	4,529	4,076
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,075	1,095
3.75%, 5/1/2029 (a)	1,382	1,266
4.88%, 1/15/2030	5,585	5,481
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	8,307	8,350
International Game Technology plc 6.50%, 2/15/2025 (a)	7,526	7,733
IRB Holding Corp. 7.00%, 6/15/2025 (a)	3,550	3,586
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025 (a)	1,162	1,180
4.50%, 6/15/2029 (a)	936	832
MGM Resorts International
5.75%, 6/15/2025	1,506	1,498
4.63%, 9/1/2026	13,708	12,831
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023 (a)	2,294	2,386
9.13%, 6/15/2023 (a)	6,325	6,451

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
11.50%, 6/1/2025 (a)	6,661	7,220
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	15,122	14,860
5.50%, 4/15/2027 (a)	6,074	5,918
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	5,672	5,870
Station Casinos LLC 4.50%, 2/15/2028 (a)	15,257	13,806
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	14,528	14,922
Wynn Las Vegas LLC
4.25%, 5/30/2023 (a)	2,055	2,021
5.50%, 3/1/2025 (a)	10,789	10,525
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	980	998
5.13%, 10/1/2029 (a)	11,340	10,059
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	2,538	2,443
3.63%, 3/15/2031	7,219	6,385
4.63%, 1/31/2032	5,533	5,163
		218,976
Household Durables — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	11,624	11,881
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	11,302	9,870
3.88%, 10/15/2031 (a)	5,791	4,830
		26,581
Household Products — 1.0%
Central Garden & Pet Co.
4.13%, 10/15/2030	9,176	8,121
4.13%, 4/30/2031 (a)	800	709
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,445	3,251
4.75%, 6/15/2028 (a)	15,166	13,384
4.38%, 3/31/2029 (a)	13,925	11,774
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	1,584	1,485
5.50%, 7/15/2030 (a)	13,069	12,081
3.88%, 3/15/2031 (a)	2,047	1,750
		52,555
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.63%, 2/1/2029 (a)	2,314	2,013
5.00%, 2/1/2031 (a)	1,235	1,101
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (b) (c) (d)	6,765	6,487
		9,601
Interactive Media & Services — 0.0% ^
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	775	802

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Internet & Direct Marketing Retail — 0.3%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	15,875	13,492
IT Services — 0.9%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	5,745	4,902
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,138	4,690
6.13%, 12/1/2028 (a)	1,939	1,628
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	7,341	6,939
Block, Inc. 3.50%, 6/1/2031 (a)	2,527	2,167
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	8,083	7,558
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,830	8,700
Exela Intermediate LLC 11.50%, 7/15/2026 (a)	3,325	1,131
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,886	1,834
3.75%, 10/1/2030 (a)	1,008	935
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,955	4,841
		45,325
Leisure Products — 0.3%
Mattel, Inc. 5.88%, 12/15/2027 (a)	4,405	4,482
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	12,683	10,908
		15,390
Life Sciences Tools & Services — 0.0% ^
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	2,504	2,203
Machinery — 0.3%
ATS Automation Tooling Systems, Inc. (Canada) 4.13%, 12/15/2028 (a)	3,017	2,694
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	946	939
Terex Corp. 5.00%, 5/15/2029 (a)	7,660	7,130
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,435	4,429
		15,192
Media — 7.6%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,433	6,653
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	6,603	4,307
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	18,559	17,054
7.75%, 4/15/2028 (a)	8,780	7,367
7.50%, 6/1/2029 (a)	9,562	7,729
CSC Holdings LLC
5.50%, 4/15/2027 (a)	16,575	16,595
5.38%, 2/1/2028 (a)	8,372	7,953
6.50%, 2/1/2029 (a)	9,645	9,497
4.50%, 11/15/2031 (a)	8,250	7,074
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	9,111	3,007
Directv Financing LLC 5.88%, 8/15/2027 (a)	7,374	6,954
DISH DBS Corp.
5.00%, 3/15/2023	20,732	20,317
5.88%, 11/15/2024	47,998	44,139

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
7.75%, 7/1/2026	20,278	17,338
5.25%, 12/1/2026 (a)	26,275	22,230
5.75%, 12/1/2028 (a)	5,020	4,097
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	3,128	2,839
GCI LLC 4.75%, 10/15/2028 (a)	13,207	11,948
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	4,727	4,305
Gray Television, Inc.
5.88%, 7/15/2026 (a)	7,390	7,283
7.00%, 5/15/2027 (a)	8,128	8,209
4.75%, 10/15/2030 (a)	500	439
iHeartCommunications, Inc.
6.38%, 5/1/2026	6,055	5,966
8.38%, 5/1/2027	19,232	18,040
5.25%, 8/15/2027 (a)	5,380	5,059
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	1,288
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	6,750	6,156
Midcontinent Communications 5.38%, 8/15/2027 (a)	6,373	6,091
National CineMedia LLC 5.88%, 4/15/2028 (a)	6,030	4,657
News Corp.
3.88%, 5/15/2029 (a)	7,390	6,836
5.13%, 2/15/2032 (a)	3,320	3,162
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	19,570	19,522
4.75%, 11/1/2028 (a)	11,446	10,788
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	595	556
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	2,254	2,040
5.38%, 1/15/2031 (a)	3,247	2,845
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,225	1,160
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	18,815	18,697
4.00%, 7/15/2028 (a)	10,021	9,293
5.50%, 7/1/2029 (a)	12,675	12,590
4.13%, 7/1/2030 (a)	2,507	2,259
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,416	4,902
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	2,573	2,358
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	1,890	1,786
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	9,403	9,156
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	2,351	2,128
		394,669
Metals & Mining — 1.6%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	7,007	7,045
Allegheny Technologies, Inc.
5.88%, 12/1/2027	7,169	6,916
4.88%, 10/1/2029	3,082	2,776
5.13%, 10/1/2031	2,310	2,082

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Arconic Corp.
6.00%, 5/15/2025 (a)	3,210	3,282
6.13%, 2/15/2028 (a)	14,454	14,171
Big River Steel LLC 6.63%, 1/31/2029 (a)	8,645	8,683
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,447
7.63%, 3/15/2030	1,513	1,494
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	8,765	8,145
4.88%, 3/1/2031 (a)	2,961	2,793
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	5,177	4,998
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	3,885	3,392
Novelis Corp.
4.75%, 1/30/2030 (a)	4,857	4,608
3.88%, 8/15/2031 (a)	1,844	1,609
United States Steel Corp. 6.88%, 3/1/2029	5,574	5,574
		84,015
Multiline Retail — 0.3%
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	1,375	1,254
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	16,555	16,416
		17,670
Oil, Gas & Consumable Fuels — 9.3%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	9,923	10,497
5.75%, 3/1/2027 (a)	5,555	5,569
5.75%, 1/15/2028 (a)	8,849	8,849
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,375
7.63%, 2/1/2029 (a)	1,552	1,682
5.38%, 3/1/2030 (a)	2,862	2,903
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	9,485	9,959
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	4,070	4,111
Buckeye Partners LP
4.13%, 3/1/2025 (a)	550	541
4.13%, 12/1/2027	3,058	2,844
4.50%, 3/1/2028 (a)	6,721	6,257
California Resources Corp. 7.13%, 2/1/2026 (a)	7,584	7,774
Cheniere Energy, Inc. 4.63%, 10/15/2028	14,878	14,454
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	2,899	2,943
6.75%, 4/15/2029 (a)	13,891	14,641
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,540	1,373
CNX Resources Corp. 6.00%, 1/15/2029 (a)	3,114	3,093
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	12,018	12,001
5.88%, 1/15/2030 (a)	3,724	3,554

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Crestwood Midstream Partners LP
5.75%, 4/1/2025	9,819	9,736
8.00%, 4/1/2029 (a)	9,791	10,036
DCP Midstream Operating LP
5.63%, 7/15/2027	5,259	5,434
6.75%, 9/15/2037 (a)	5,546	6,077
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,706	5,343
4.38%, 6/15/2031 (a)	3,052	2,838
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	11,130	11,130
Endeavor Energy Resources LP 6.63%, 7/15/2025 (a)	4,120	4,260
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (c) (d)	9,142	6,442
4.40%, 4/1/2024	2,982	2,978
4.15%, 6/1/2025	2,135	2,135
EQM Midstream Partners LP
4.75%, 7/15/2023	3,340	3,393
6.00%, 7/1/2025 (a)	7,223	7,295
4.13%, 12/1/2026	2,020	1,893
7.50%, 6/1/2027 (a)	4,110	4,110
6.50%, 7/1/2027 (a)	4,580	4,580
4.50%, 1/15/2029 (a)	7,243	6,423
7.50%, 6/1/2030 (a)	3,288	3,288
4.75%, 1/15/2031 (a)	7,833	6,795
EQT Corp. 5.00%, 1/15/2029	4,315	4,281
Genesis Energy LP
6.25%, 5/15/2026	5,665	5,254
8.00%, 1/15/2027	3,170	3,127
7.75%, 2/1/2028	2,321	2,236
Gulfport Energy Corp.
8.00%, 5/17/2026	2,417	2,498
8.00%, 5/17/2026 (a)	8,741	9,030
Gulfport Energy Operating Corp.
6.00%, 10/15/2024 ‡ (g)	10,250	—
6.38%, 5/15/2025 ‡ (g)	1,796	—
6.38%, 1/15/2026 ‡ (g)	8,845	—
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	5,510	5,626
4.25%, 2/15/2030 (a)	4,632	4,245
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	115	116
6.00%, 4/15/2030 (a)	2,868	2,789
6.25%, 4/15/2032 (a)	2,387	2,327
Holly Energy Partners LP
6.38%, 4/15/2027 (a)	3,190	3,186
5.00%, 2/1/2028 (a)	5,425	5,099
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	8,618	9,020

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	4,765	4,465
NuStar Logistics LP
5.75%, 10/1/2025	1,285	1,298
6.00%, 6/1/2026	3,025	3,050
5.63%, 4/28/2027	7,984	8,008
6.38%, 10/1/2030	4,020	3,933
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	3,296	3,312
Occidental Petroleum Corp.
8.00%, 7/15/2025	9,001	9,811
5.88%, 9/1/2025	9,554	9,983
5.50%, 12/1/2025	4,681	4,845
8.50%, 7/15/2027	7,992	9,271
6.38%, 9/1/2028	5,169	5,585
8.88%, 7/15/2030	10,678	13,337
6.63%, 9/1/2030	4,997	5,602
6.13%, 1/1/2031	6,796	7,374
PBF Holding Co. LLC 9.25%, 5/15/2025 (a)	4,370	4,545
Range Resources Corp.
8.25%, 1/15/2029	4,262	4,615
4.75%, 2/15/2030 (a)	9,097	8,897
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	2,851	2,694
SM Energy Co.
6.63%, 1/15/2027	4,488	4,511
6.50%, 7/15/2028	1,932	1,919
Southwestern Energy Co.
5.38%, 3/15/2030	7,287	7,378
4.75%, 2/1/2032	1,248	1,220
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	4,006	3,848
Sunoco LP
4.50%, 5/15/2029	1,743	1,623
4.50%, 4/30/2030 (a)	10,293	9,367
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	18,819	19,384
6.00%, 3/1/2027 (a)	1,685	1,643
6.00%, 12/31/2030 (a)	4,610	4,151
6.00%, 9/1/2031 (a)	8,280	7,302
Targa Resources Partners LP
6.50%, 7/15/2027	11,480	11,910
5.00%, 1/15/2028	7,019	6,874
6.88%, 1/15/2029	3,251	3,418
4.88%, 2/1/2031	7,327	7,024
		483,637
Paper & Forest Products — 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (a)	4,445	3,196

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Products — 0.5%
Coty, Inc.
5.00%, 4/15/2026 (a)	8,364	8,000
4.75%, 1/15/2029 (a)	4,230	3,739
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	9,995	9,721
4.13%, 4/1/2029 (a)	3,702	3,362
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,115	2,990
		27,812
Pharmaceuticals — 3.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	33,894	28,405
8.50%, 1/31/2027 (a)	7,745	6,153
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	51,247	48,321
9.00%, 12/15/2025 (a)	28,586	24,290
7.00%, 1/15/2028 (a)	2,013	1,374
5.00%, 1/30/2028 (a)	5,755	3,673
4.88%, 6/1/2028 (a)	9,680	8,316
5.00%, 2/15/2029 (a)	11,025	6,588
6.25%, 2/15/2029 (a)	5,916	3,677
7.25%, 5/30/2029 (a)	6,236	4,123
5.25%, 2/15/2031 (a)	8,745	5,126
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	5,664	5,593
3.13%, 2/15/2029 (a)	1,074	964
Endo Dac
5.88%, 10/15/2024 (a)	5,067	4,091
9.50%, 7/31/2027 (a)	7,301	1,752
6.00%, 6/30/2028 (a)	4,816	313
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	3,270	2,486
Jazz Securities DAC 4.38%, 1/15/2029 (a)	3,711	3,581
Mallinckrodt International Finance SA
5.75%, 8/1/2022 (a) (g)	5,020	1,945
5.63%, 10/15/2023 (a) (g)	5,340	2,109
5.50%, 4/15/2025 (a) (g)	11,780	4,653
Organon & Co.
4.13%, 4/30/2028 (a)	13,158	12,616
5.13%, 4/30/2031 (a)	8,888	8,545
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	5,792	4,532
		193,226
Professional Services — 0.0% ^
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	2,041

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — 0.2%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	3,252	2,919
Realogy Group LLC 5.25%, 4/15/2030 (a)	9,703	8,438
		11,357
Road & Rail — 0.8%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	8,041	7,777
4.75%, 4/1/2028 (a)	5,745	5,214
5.38%, 3/1/2029 (a)	6,077	5,560
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (g)	22,954	1,377
6.00%, 1/15/2028 (g)	20,858	1,251
Hertz Corp. (The)
5.50%, 10/15/2024 (g)	6,563	33
4.63%, 12/1/2026 (a)	4,123	3,774
5.00%, 12/1/2029 (a)	3,166	2,778
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,526	2,280
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	6,428	6,645
4.50%, 8/15/2029 (a)	6,610	5,978
		42,667
Semiconductors & Semiconductor Equipment — 0.8%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	4,910	4,894
Entegris Escrow Corp. 4.75%, 4/15/2029 (a)	7,434	7,070
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,369	6,872
3.63%, 5/1/2029 (a)	3,896	3,445
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	16,250	15,415
Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,400	3,060
		40,756
Software — 1.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	4,540	4,529
CDK Global, Inc. 5.25%, 5/15/2029 (a)	13,848	13,848
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	4,485	4,068
4.88%, 7/1/2029 (a)	5,217	4,672
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	3,045	2,794
NCR Corp.
5.75%, 9/1/2027 (a)	13,830	13,394
5.00%, 10/1/2028 (a)	4,225	3,982
5.13%, 4/15/2029 (a)	6,227	5,939
6.13%, 9/1/2029 (a)	8,910	8,467
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	16,665	16,654
		78,347

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 1.9%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,566	4,302
4.63%, 11/15/2029 (a)	3,068	2,828
4.75%, 3/1/2030	1,700	1,543
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	97	105
6.63%, 10/1/2030 (a)	4,493	4,485
6.88%, 11/1/2035	331	300
6.75%, 7/1/2036	2,199	1,963
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	4,412	3,232
3.88%, 10/1/2031 (a)	1,473	1,050
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	1,630	1,505
PetSmart, Inc.
4.75%, 2/15/2028 (a)	12,596	11,588
7.75%, 2/15/2029 (a)	2,901	2,730
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	5,042	4,479
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	4,634	4,263
6.13%, 7/1/2029 (a)	4,116	3,529
6.00%, 12/1/2029 (a)	8,775	7,559
Staples, Inc.
7.50%, 4/15/2026 (a)	26,427	24,408
10.75%, 4/15/2027 (a)	16,149	13,242
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,730	4,210
		97,321
Thrifts & Mortgage Finance — 0.5%
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	5,713	5,392
5.13%, 12/15/2030 (a)	5,737	5,136
5.75%, 11/15/2031 (a)	7,110	6,523
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	4,564	4,083
3.63%, 3/1/2029 (a)	5,593	4,841
4.00%, 10/15/2033 (a)	730	599
		26,574
Trading Companies & Distributors — 1.2%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,760	4,772
Imola Merger Corp. 4.75%, 5/15/2029 (a)	23,157	21,739
United Rentals North America, Inc.
4.88%, 1/15/2028	5,195	5,182
5.25%, 1/15/2030	6,690	6,696
3.88%, 2/15/2031	3,571	3,243

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	10,205	10,595
7.25%, 6/15/2028 (a)	12,165	12,774
		65,001
Wireless Telecommunication Services — 1.2%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	859	846
Sprint Corp.
7.63%, 2/15/2025	10,568	11,437
7.63%, 3/1/2026	26,204	29,002
T-Mobile USA, Inc. 4.75%, 2/1/2028	16,652	16,703
United States Cellular Corp. 6.70%, 12/15/2033	4,743	4,738
		62,726
Total Corporate Bonds (Cost $4,525,863)		4,234,754
Loan Assignments — 6.6% (d) (i)
Aerospace & Defense — 0.1%
Spirit Aerosystems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 1/15/2025	5,519	5,377
Auto Components — 0.3%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.26%, 4/6/2024	1,835	1,799
Dexko Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.72%, 10/4/2028	8,451	7,890
Dexko Global, Inc., Delayed Draw Term Loan B-1 (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/4/2028	1,610	1,503
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 1/31/2028	2,361	2,133
		13,325
Beverages — 0.1%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 3/31/2028	7,282	6,710
Chemicals — 0.1%
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.81%, 11/9/2028	4,568	4,342
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028	7,665	7,259
Construction & Engineering — 0.0% ^
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 1/21/2028 (j)	1,000	966
Containers & Packaging — 1.0%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.05%, 4/3/2024	21,822	20,949
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 8/4/2027	20,694	19,596
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.06%, 10/29/2028	8,216	7,703
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 9/24/2028	3,239	3,083
		51,331
Diversified Telecommunication Services — 0.2%
Altice France SA, 1st Lien Term Loan B-13 (France) (ICE LIBOR USD 3 Month + 4.00%), 5.41%, 8/14/2026	7,014	6,600
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (3-MONTH SOFR + 3.25%), 4.05%, 11/22/2028	3,001	2,910
		9,510
Food & Staples Retailing — 0.4%
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	1,866	1,623

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Food & Staples Retailing — continued
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 4/1/2024 ‡	14,026	12,203
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 10/1/2024 (i)	11,040	7,176
		21,002
Health Care Equipment & Supplies — 0.1%
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 10/23/2028	4,848	4,672
Health Care Providers & Services — 0.5%
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 10/10/2025	17,852	6,908
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 11/15/2028	9,256	8,938
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.76%, 6/26/2026	13,791	10,985
		26,831
Hotels, Restaurants & Leisure — 0.1%
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (j)	7,264	7,022
Household Durables — 0.2%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028	10,903	8,753
Internet & Direct Marketing Retail — 0.1%
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.76%, 9/25/2026	5,762	4,936
IT Services — 0.1%
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023	5,562	3,662
Leisure Products — 0.2%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (g)	3,826	415
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 12/16/2024	12,549	11,933
		12,348
Machinery — 0.4%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH SOFR + 4.50%), 5.63%, 4/5/2029	5,187	4,866
Thyssenkrupp Elevator, 1st Lien Term Loan B1 (ICE LIBOR USD 6 Month + 3.50%), 4.02%, 7/30/2027	9,834	9,459
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.35%, 3/28/2025	5,031	4,815
		19,140
Media — 0.5%
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.06%, 8/2/2027	13,284	12,830
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 5/1/2026	12,331	11,800
Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.51%, 12/4/2026	2,746	2,585
		27,215
Personal Products — 0.5%
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/1/2026	25,779	24,674
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.57%, 9/7/2023	7,785	3,510
		28,184
Road & Rail — 0.2%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028	7,770	7,300
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028	2,875	2,702
		10,002
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.35%), 4.12%, 2/1/2029 (j)	3,500	3,353

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — 0.2%
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 12/1/2027	12,751	12,367
Specialty Retail — 1.1%
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 7.56%, 12/18/2026 (k)	13,173	12,672
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.26%, 3/3/2028	12,543	11,926
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.22%, 12/28/2027	5,646	5,178
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.56%, 12/22/2025	20,032	17,518
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023	12,977	9,376
		56,670
Total Loan Assignments (Cost $380,055)		344,977
	SHARES (000)
Common Stocks — 2.5%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. *	300	—
Diversified Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ *	7,076	18
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc. *	391	10,155
Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) *	367	—
Equity Real Estate Investment Trusts (REITs) — 0.2%
VICI Properties, Inc.	393	12,118
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	616	616
Internet & Direct Marketing Retail — 0.1%
MYT Holding Co. ‡ *	5,623	4,285
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. *	2,312	3,652
iHeartMedia, Inc., Class A *	273	3,223
		6,875
Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp.	23	2,251
EP Energy Corp. *	296	2,294
Gulfport Energy Corp. *	188	18,174
Oasis Petroleum, Inc.	168	26,679
Whiting Petroleum Corp.	52	4,579
		53,977
Professional Services — 0.3%
Neiman Marcus Group Restricted Equity *	6	1,028
NMG, Inc. *	83	15,172
		16,200

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ *	17	5,638
Wireless Telecommunication Services — 0.4%
Intelsat SA (Luxembourg) ‡ *	748	22,058
Total Common Stocks (Cost $98,305)		131,940
Convertible Preferred Stocks — 0.6%
Specialty Retail — 0.6%
Claire's Stores, Inc. ‡ *(Cost $3,724)	12	31,026
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.6%
Hotels, Restaurants & Leisure — 0.0% ^
Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023	500	533
Media — 0.5%
DISH Network Corp.
Zero Coupon, 12/15/2025	7,845	6,243
3.38%, 8/15/2026	18,645	14,055
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	1,747
3.75%, 2/15/2030	4,448	3,036
		25,081
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. 10.00% (PIK), 5/31/2022 ‡ (b) (c) (h)	1	5,107
Total Convertible Bonds (Cost $30,100)		30,721
	SHARES (000)
Preferred Stocks — 0.3%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	358	4
Internet & Direct Marketing Retail — 0.3%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	14,757
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. ‡ *	—	498
Total Preferred Stocks (Cost $14,233)		15,259
	NO. OF WARRANTS (000)
Warrants — 0.3%
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	14	185

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — continued
Media — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	110	4,929
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.
expiring 2/9/2026, price 25.73 USD *	45	3,475
expiring 2/9/2026, price 29.93 USD *	41	3,043
expiring 2/9/2026, price 33.70 USD *	27	1,917
		8,435
Total Warrants (Cost $1)		13,549
	NO. OF RIGHTS (000)
Rights — 0.1%
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	157	1
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., expiring 12/31/2049 ‡ *	2,823	3,600
Total Right (Cost $2)		3,601
	SHARES (000)
Short Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (l) (m) (Cost $158,562)	158,562	158,562
Total Investments — 95.4% (Cost $5,210,845)		4,964,389
Other Assets Less Liabilities — 4.6%		241,486
NET ASSETS — 100.0%		5,205,875

Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is an interest bearing note with preferred security characteristics.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of May 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2022.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Communications Equipment	$—	$—	$—(a)	$—(a)
Diversified Financial Services	—	—	18	18
Diversified Telecommunication Services	10,155	—	—	10,155
Energy Equipment & Services	—	—	—(a)	—(a)
Equity Real Estate Investment Trusts (REITs)	12,118	—	—	12,118
Food & Staples Retailing	—	—	616	616
Internet & Direct Marketing Retail	—	—	4,285	4,285
Media	6,875	—	—	6,875
Oil, Gas & Consumable Fuels	51,683	2,294	—	53,977
Professional Services	—	16,200	—	16,200
Specialty Retail	—	—	5,638	5,638
Wireless Telecommunication Services	—	—	22,058	22,058
Total Common Stocks	80,831	18,494	32,615	131,940
Convertible Bonds
Hotels, Restaurants & Leisure	—	533	—	533
Media	—	25,081	—	25,081
Oil, Gas & Consumable Fuels	—	—	5,107	5,107
Total Convertible Bonds	—	25,614	5,107	30,721
Convertible Preferred Stocks	—	—	31,026	31,026
Corporate Bonds
Aerospace & Defense	—	71,342	—	71,342
Airlines	—	42,279	—	42,279
Auto Components	—	153,854	—	153,854
Automobiles	—	8,839	—	8,839
Banks	—	36,874	—	36,874
Beverages	—	7,896	—	7,896
Biotechnology	—	9,049	—	9,049
Building Products	—	73,657	—	73,657
Capital Markets	—	2,579	—	2,579
Chemicals	—	118,379	—	118,379
Commercial Services & Supplies	—	164,470	—	164,470
Communications Equipment	—	52,353	—(a)	52,353(a)
Construction & Engineering	—	33,205	—	33,205
Consumer Finance	—	127,684	—	127,684
Containers & Packaging	—	97,127	—	97,127
Diversified Financial Services	—	9,129	—	9,129
Diversified Telecommunication Services	—	431,725	8	431,733
Electric Utilities	—	37,217	195	37,412
Electrical Equipment	—	15,258	—	15,258
Electronic Equipment, Instruments & Components	—	13,488	—	13,488
Energy Equipment & Services	—	38,919	—(a)	38,919(a)
Entertainment	—	62,919	—	62,919
Equity Real Estate Investment Trusts (REITs)	—	103,350	—	103,350

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food & Staples Retailing	$—	$72,003	$—	$72,003
Food Products	—	35,626	—	35,626
Gas Utilities	—	8,570	—	8,570
Health Care Equipment & Supplies	—	40,323	—	40,323
Health Care Providers & Services	—	316,397	—	316,397
Health Care Technology	—	18,908	—	18,908
Hotels, Restaurants & Leisure	—	218,976	—	218,976
Household Durables	—	26,581	—	26,581
Household Products	—	52,555	—	52,555
Independent Power and Renewable Electricity Producers	—	9,601	—	9,601
Interactive Media & Services	—	802	—	802
Internet & Direct Marketing Retail	—	13,492	—	13,492
IT Services	—	45,325	—	45,325
Leisure Products	—	15,390	—	15,390
Life Sciences Tools & Services	—	2,203	—	2,203
Machinery	—	15,192	—	15,192
Media	—	394,669	—	394,669
Metals & Mining	—	84,015	—	84,015
Multiline Retail	—	17,670	—	17,670
Oil, Gas & Consumable Fuels	—	483,637	—	483,637
Paper & Forest Products	—	3,196	—	3,196
Personal Products	—	27,812	—	27,812
Pharmaceuticals	—	193,226	—	193,226
Professional Services	—	2,041	—	2,041
Real Estate Management & Development	—	11,357	—	11,357
Road & Rail	—	42,667	—	42,667
Semiconductors & Semiconductor Equipment	—	40,756	—	40,756
Software	—	78,347	—	78,347
Specialty Retail	—	97,321	—	97,321
Thrifts & Mortgage Finance	—	26,574	—	26,574
Trading Companies & Distributors	—	65,001	—	65,001
Wireless Telecommunication Services	—	62,726	—	62,726
Total Corporate Bonds	—	4,234,551	203	4,234,754
Loan Assignments
Aerospace & Defense	—	5,377	—	5,377
Auto Components	—	13,325	—	13,325
Beverages	—	6,710	—	6,710
Chemicals	—	4,342	—	4,342
Commercial Services & Supplies	—	7,259	—	7,259
Construction & Engineering	—	966	—	966
Containers & Packaging	—	51,331	—	51,331
Diversified Telecommunication Services	—	9,510	—	9,510
Food & Staples Retailing	—	8,799	12,203	21,002
Health Care Equipment & Supplies	—	4,672	—	4,672
Health Care Providers & Services	—	26,831	—	26,831
Hotels, Restaurants & Leisure	—	7,022	—	7,022
Household Durables	—	8,753	—	8,753

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Internet & Direct Marketing Retail	$—	$4,936	$—	$4,936
IT Services	—	3,662	—	3,662
Leisure Products	—	11,933	415	12,348
Machinery	—	19,140	—	19,140
Media	—	27,215	—	27,215
Personal Products	—	28,184	—	28,184
Road & Rail	—	10,002	—	10,002
Semiconductors & Semiconductor Equipment	—	3,353	—	3,353
Software	—	12,367	—	12,367
Specialty Retail	—	56,670	—	56,670
Total Loan Assignments	—	332,359	12,618	344,977
Preferred Stocks	—	—	15,259	15,259
Rights	—	—	3,601	3,601
Warrants
Diversified Telecommunication Services	—	—	185	185
Media	—	—	4,929	4,929
Oil, Gas & Consumable Fuels	8,435	—	—	8,435
Total Warrants	8,435	—	5,114	13,549
Short-Term Investments
Investment Companies	158,562	—	—	158,562
Total Investments in Securities	$247,828	$4,611,018	$105,543	$4,964,389

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Common Stocks	$42,398	$—(a)	$(9,783)	$—	$—	$—	$—	$—	$32,615
Convertible Bond	3,641	—	1,466	—	—	—	—	—	5,107
Convertible Preferred Stocks	28,969	—	2,057	—	—	—	—	—	31,026
Corporate Bonds	203	—	—(a)	—(a)	785	(785)	—	—	203
Loan Assignments	14,193	(38)	(1,736)	79	242	(122)	—	—	12,618
Preferred Stocks	14,718	—	541	—	—	—	—	—	15,259
Rights	3,813	—	(212)	—	—	—	—	—	3,601
Warrants	2,513	—	2,601	—	—	—	—	—	5,114
Total	$110,448	$(38)	$(5,066)	$79	$1,027	$(907)	$—	$—	$105,543

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(5,843).
There were no significant transfers into or out of level 3 for the period ended May 31, 2022

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$ 18	Terms of Exchange Offer / Restructuring	Expected Recovery	0.00 ($0.00)
	0	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)
Common Stocks	18
	498	Term of Restructuring	Liquidation Preference	71.43x (71.43x)
	4	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)
Preferred Stocks	501
	417	Terms of Restructuring	Expected Recovery	10.90% (10.90%)
Loan Assignments	417
	5,107	Term of Restructuring	Liquidation Preference	71.43x (71.43x)
Convertible Bonds	5,107
	5	Terms of Restructuring	Expected Recovery	0.01 ($0.01)
Corporate Bond	5
	2	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)
Rights	2
Total	$ 6,049

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $99,494. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (a) (b)	$52,250	$873,838	$767,526	$—	$—	$158,562	158,562	$116	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.